Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions
5. Acquisitions
2021
doc.ai
On February 22, 2021, the Company acquired all outstanding equity interests of doc.ai Incorporated. The total purchase price in connection with the acquisition was $120.6 million, consisting of $29.0 million of cash (comprised of $15.0 million due upon closing and $14.0 million paid via a note payable), $10.3 million of contingent consideration (comprised of up to 1,145,790 shares of common stock and up to 485,922 stock options), and $81.3 million in the form of 9,039,117 shares of common stock (8,435,301 issued at closing and 603,816 shares to be issued at the first anniversary of the acquisition) and 2,444,361 stock options. The note payable and contingent consideration was settled on July 1, 2021 in connection with the Business Combination.
The fair value of the assets acquired and liabilities assumed in connection with the acquisition are as follows (in thousands):

Cash and cash equivalents	$12,217
Prepaid expenses	244
Other current assets	400
Developed technology	15,668
Customer relationships	17,389
Goodwill	85,811
Accounts payable and other accrued liabilities	(5,965)
Deferred revenue	(2,274)
Debt	(904)
Deferred tax liability	(1,688)
Other long-term liabilities	(302)

Total	$120,596

The fair value assigned to the developed technology was determined using the relief from royalty method. The fair value of the customer relationships was determined using the multi-period excess earnings method, which estimates the direct cash flow expected to be generated from the existing customers acquired. The Company incurred transaction-related expenses of $0.8 million which were recorded under general and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. The Company also incurred compensation expenses of $8.8 million through the issuance of replacement stock options which were recorded under general and administrative expenses and product and technology expenses in the Consolidated Statement of Operations and Comprehensive Loss. Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and identifiable intangible assets acquired and liabilities assumed. Goodwill also represents the future benefits as a result of the acquisition that will enhance the Company’s products available to both new and existing customers and increase the Company’s competitive position. The goodwill resulting from this acquisition is not tax deductible. The Company finalized its purchase accounting for the doc.ai acquisition during the fourth quarter of 2021.
The results of operations of doc.ai have been included in the Company’s Consolidated Statements of Operations and Comprehensive Loss from the acquisition date. Revenue and net loss from the acquisition date through December 31, 2021 were approximately $17.3 million and $3.9 million, respectively.
CareLinx
On August 11, 2021, the Company acquired all outstanding equity interests of CareLinx Inc. (“CareLinx”). The total preliminary purchase price in connection with the acquisition is $65.6 million, consisting of $55.2 million of cash and $10.4 million equity-based consideration, comprised of 1,262,475 shares of common stock and 295,758 stock options. The preliminary fair value of the assets acquired and liabilities assumed in connection with the acquisition are as follows (in thousands):

Cash	$445
Accounts receivable	4,006
Other receivables	59
Prepaid expenses	234
Other current assets	344
Developed technology	14,800
Customer relationships	13,300
Trade name	2,600
Other long-term assets	1,789
Goodwill	31,510
Accrued expenses	(1,371)
Contract liabilities - current	(45)
Non-current contract liabilities	(53)
Other long-term liabilities	(2,048)

Total	$65,570

The fair value assigned to the developed technology was determined using the relief from royalty method. The fair value of customer relationships was determined using the multi-period excess earnings method, which estimates the direct cash flow expected to be generated from the existing customers acquired. The Company incurred transaction-related expenses of $1.1 million which were recorded under general and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and identifiable intangible assets acquired and liabilities assumed. Goodwill also represents the future benefits as a result of the acquisition that will enhance the Company’s services available to both new and existing customers and increase the Company’s competitive position. The goodwill resulting from this acquisition is not tax deductible.
The purchase accounting for the CareLinx business combination remains preliminary, with respect to acquired tangible and intangible assets and liabilities assumed as management continues to gather and evaluate information about circumstances that existed as of the acquisition date as well as the completing the assessment of the related income tax attributes of the transaction which are still in process. Additionally, the assignment of the goodwill recognized to its related reporting unit is still in process. The Company will update its disclosures in subsequent financial statements as additional progress is made to account for the transaction.
The results of operations of the CareLinx acquisition have been included in the Company’s Consolidated Statements of Operations and Comprehensive Loss from the acquisition date. Revenue and net loss since the acquisition date through December 31, 2021 were approximately $12.1 million and $4.2 million, respectively.
Other Prior Year Acquisitions
On February 12, 2020, the Company acquired Visualize Health (“VH”) in order to obtain its software platform. The selling owners of VH contributed the assets of the business to
HDS-VH
Holdings, Inc.

(“HDS-VH”),
a subsidiary of Sharecare, in exchange for $2.0 million of cash, $1.9 million of contingent consideration and $5.0 million in redeemable stock of
HDS-VH.
After the combination, the Company owned all of the voting interests and approximately 97% of the equity interests of
HDS-VH
and consolidated its results of operations. The former owners of VH had the ability to sell their shares in
HDS-VH
to the Company at a stated value (a put feature); therefore, the noncontrolling interest in
HDS-VH
was recorded as Contingently Redeemable Noncontrolling Interests in the Company’s financial statements. Subsequently, the shares were redeemed (see Note 11). The Company initially estimated the fair value of contingently redeemable noncontrolling interests based on (1) selling owners’ interest in the estimated fair value of VH at the transaction and the book value of
HDS-VH
immediately prior to the transaction and (2) the estimated fair value of the put feature. The Company estimated the fair value of the contingent consideration as of the acquisition date. The contingent consideration is subject to remeasurement at each reporting date until December 31, 2023, with the remeasurement adjustment reported in the Consolidated Statements of Operations and Comprehensive Loss within the Other income (expense) line item. The assets acquired and liabilities assumed in connection with the VH acquisition were recorded at their fair value on the date of acquisition as follows (in thousands):

Accounts receivable	$650
Developed technology	4,385
Customer relationships	420
Goodwill	5,223
Accounts payable and other accrued liabilities	(47)
Deferred tax liability	(1,122)

Total	$9,509

The fair value assigned to the developed technology was determined using the relief from royalty method. The customer relationships were determined primarily using the multi-period excess earnings method, which estimates the direct cash flow expected to be generated from the existing customers acquired. The Company incurred transaction related expenses of $0.2 million which were recorded under general and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. Goodwill of $0.7 million resulting from this acquisition is tax deductible and $4.5 million is not tax deductible.

On May 13, 2020, the Company acquired all outstanding equity interests of Mindsciences, Inc. in order to acquire its digital platform and software. The total purchase price consideration in connection with the acquisition was $7.6 million, consisting of 440,316 shares of common stock reflecting the retroactive restatement of the Series C redeemable convertible preferred stock for the effect of the Business Combination (initially issued 6,179 shares of Series C redeemable convertible preferred stock) totaling $1.7 million and 2,946,744 shares of common stock and 1,092,558 options totaling $5.9 million. The assets acquired and liabilities assumed in connection with the Mindsciences acquisition were recorded at their fair value on the date of acquisition as follows (in thousands):

Cash and cash equivalents	$140
Accounts receivable	99
Prepaid expenses and other current assets	12
Developed t echnology	1,731
Customer r elationships	388
Goodwill	5,692
Accounts payable and other accrued liabilities	(185)
Deferred tax liability	(287)

Total	$7,590

The fair value assigned to the developed technology was determined using the relief from royalty method. The customer relationships were determined primarily using the multi-period excess earnings method, which estimates the direct cash flow expected to be generated from the existing customers acquired. The Company incurred transaction related expenses of $0.3 million which were recorded under general and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. The goodwill resulting from this acquisition is not tax deductible.
On July 2, 2020, the Company acquired all outstanding equity interests of WhiteHatAI in order to acquire its digital platform and software. The total consideration transferred in connection with the acquisition was $2.7 million, consisting of 1,425,200 shares of common stock totaling $2.2 million, and contingent consideration estimated to be $0.5 million (comprised of up to 1,487,553 shares of common stock). The Company estimated the fair value of the contingent consideration as of the acquisition date. The contingent consideration is subject to remeasurement at each reporting date until July 2023, with the remeasurement adjustment reported in the Consolidated Statements of Operations and Comprehensive Loss within the Other income (expense) line item. The assets acquired and liabilities assumed in connection with the WhiteHatAI acquisition were recorded at their fair value on the date of acquisition as follows (in thousands):

Prepaid expenses and other assets	$10
Developed t echnology	2,254
Goodwill	1,165
Accounts payable and other current liabilities	(241)
Deferred tax liability	(465)

Total	$2,723

The fair value assigned to the developed technology was determined using the relief from royalty method. Other identifiable assets acquired were immaterial. The Company incurred transaction related expenses of $0.3 million which were recorded under general and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. The goodwill resulting from this acquisition is not tax deductible.

The results of operations of each acquisition have been included in the Company’s Consolidated Statements of Operations and Comprehensive Loss from the respective acquisition date. Actual revenue and losses of the entities since the acquisition date as well as pro forma combined results of operations for these acquisitions have not been presented because the effect of the acquisitions was not material to the Company’s consolidated financial results for the periods presented. For each acquisition, goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill also represents the future benefits as a result of the acquisitions that will enhance the Company’s products available to both new and existing customers and increase the Company’s competitive position. Changes in the contingent consideration recognized in connection with the above acquisitions have been summarized in Note 3 above. The Company had finalized the purchase accounting for all of its 2020 acquisitions in 2020.